Equity (Details Narrative) $ in Millions	1 Months Ended
	Jul. 31, 2026 USD ($) shares	Sep. 30, 2026 USD ($)	Sep. 30, 2026 BRL (R$)	Jul. 31, 2026 BRL (R$)	Jun. 30, 2026 USD ($) shares	Apr. 30, 2026 USD ($)	Apr. 30, 2026 BRL (R$)	Dec. 31, 2024 USD ($)
IfrsStatementLineItems [Line Items]
Share capital | $					$ 61,714
Number of shares issued and fully paid | shares					4,439,159,764
Capitalization of tax incentive reserve						$ 100	R$ 500
Dividends total amount | $					$ 1,000			$ 1,596
Nonadjusting Event [Member]
IfrsStatementLineItems [Line Items]
Number of shares repurchased | shares	100,000,000
Dividends total amount	$ 1,314	$ 387	R$ 1,966,000,000	R$ 6,676,000,000